Accrued Pension And Severance Costs (Schedule Of Changes In Level 3 Plan Assets) (Detail) (Hedge Funds, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 1,137	¥ 1,433
Net realized / unrealized gain (loss)	23	(1,572)
Purchases, issuances and settlements	(147)	1,276
Transfer in and / or out of Level 3
Balance at end of year	¥ 1,013	¥ 1,137